JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 99.4%
Aerospace & Defense — 1.5%
Boeing Co. (The) *	114	24,976
General Dynamics Corp.	48	9,374
Howmet Aerospace, Inc.	80	2,482
Huntington Ingalls Industries, Inc.	8	1,597
L3Harris Technologies, Inc.	41	9,121
Lockheed Martin Corp.	51	17,529
Northrop Grumman Corp.	31	11,171
Raytheon Technologies Corp.	311	26,713
Textron, Inc.	46	3,225
TransDigm Group, Inc. *	11	6,739

		112,927

Air Freight & Logistics — 0.6%
CH Robinson Worldwide, Inc. (a)	27	2,362
Expeditors International of Washington, Inc.	35	4,171
FedEx Corp.	51	11,116
United Parcel Service, Inc., Class B	150	27,333

		44,982

Airlines — 0.3%
Alaska Air Group, Inc. *	26	1,512
American Airlines Group, Inc. * (a)	133	2,738
Delta Air Lines, Inc. *	132	5,620
Southwest Airlines Co. *	122	6,271
United Airlines Holdings, Inc. * (a)	67	3,173

		19,314

Auto Components — 0.1%
Aptiv plc *	56	8,306
BorgWarner, Inc.	49	2,135

		10,441

Automobiles — 2.1%
Ford Motor Co. *	809	11,451
General Motors Co. *	299	15,771
Tesla, Inc. *	167	129,686

		156,908

Banks — 4.4%
Bank of America Corp.	1,526	64,786
Citigroup, Inc.	418	29,315
Citizens Financial Group, Inc.	88	4,126
Comerica, Inc.	28	2,222
Fifth Third Bancorp	142	6,042
First Republic Bank	36	7,008
Huntington Bancshares, Inc.	304	4,705
JPMorgan Chase & Co. (b)	616	100,809
KeyCorp	197	4,261
M&T Bank Corp.	27	3,960
People’s United Financial, Inc.	88	1,541
PNC Financial Services Group, Inc. (The)	88	17,136
Regions Financial Corp.	197	4,192
SVB Financial Group *	12	7,821
Truist Financial Corp.	275	16,135
US Bancorp	278	16,528
Wells Fargo & Co.	846	39,278
Zions Bancorp NA	33	2,067

		331,932

Beverages — 1.4%
Brown-Forman Corp., Class B	38	2,523
Coca-Cola Co. (The)	801	42,012
Constellation Brands, Inc., Class A	35	7,306
Molson Coors Beverage Co., Class B	39	1,801
Monster Beverage Corp. *	77	6,875
PepsiCo, Inc.	285	42,844

		103,361

Biotechnology — 1.9%
AbbVie, Inc.	364	39,288
Amgen, Inc.	117	24,887
Biogen, Inc. *	31	8,692
Gilead Sciences, Inc.	258	18,050
Incyte Corp. *	39	2,661
Moderna, Inc. *	72	27,854
Regeneron Pharmaceuticals, Inc. *	22	13,109
Vertex Pharmaceuticals, Inc. *	53	9,698

		144,239

Building Products — 0.5%
Allegion plc	18	2,443
AO Smith Corp.	27	1,676
Carrier Global Corp.	179	9,256
Fortune Brands Home & Security, Inc.	28	2,541
Johnson Controls International plc	147	9,994
Masco Corp.	51	2,830
Trane Technologies plc	49	8,455

		37,195

Capital Markets — 3.0%
Ameriprise Financial, Inc.	23	6,192
Bank of New York Mellon Corp. (The)	164	8,484
BlackRock, Inc.	29	24,728
Cboe Global Markets, Inc.	22	2,722
Charles Schwab Corp. (The)	309	22,537
CME Group, Inc.	74	14,313
Franklin Resources, Inc.	58	1,725
Goldman Sachs Group, Inc. (The)	69	26,264
Intercontinental Exchange, Inc.	116	13,327
Invesco Ltd.	70	1,697
MarketAxess Holdings, Inc.	8	3,295
Moody’s Corp.	33	11,856
Morgan Stanley	301	29,273
MSCI, Inc.	17	10,336
Nasdaq, Inc.	24	4,656
Northern Trust Corp.	43	4,630
Raymond James Financial, Inc.	38	3,522
S&P Global, Inc.	50	21,104
State Street Corp.	75	6,384
T. Rowe Price Group, Inc.	47	9,200

		226,245

Chemicals — 1.7%
Air Products and Chemicals, Inc.	46	11,685
Albemarle Corp.	24	5,278
Celanese Corp.	23	3,450
CF Industries Holdings, Inc.	44	2,475
Corteva, Inc.	151	6,367
Dow, Inc.	154	8,847
DuPont de Nemours, Inc.	108	7,329
Eastman Chemical Co.	28	2,819
Ecolab, Inc.	51	10,702
FMC Corp.	27	2,429

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
International Flavors & Fragrances, Inc.	51	6,864
Linde plc (United Kingdom)	106	31,224
LyondellBasell Industries NV, Class A	54	5,112
Mosaic Co. (The)	71	2,545
PPG Industries, Inc.	49	6,996
Sherwin-Williams Co. (The)	50	13,964

		128,086

Commercial Services & Supplies — 0.4%
Cintas Corp.	18	6,867
Copart, Inc. *	44	6,087
Republic Services, Inc.	43	5,199
Rollins, Inc.	47	1,648
Waste Management, Inc.	80	11,926

		31,727

Communications Equipment — 0.8%
Arista Networks, Inc. *	12	3,966
Cisco Systems, Inc.	869	47,275
F5 Networks, Inc. * (a)	12	2,471
Juniper Networks, Inc.	67	1,844
Motorola Solutions, Inc.	35	8,107

		63,663

Construction & Engineering — 0.0% (c)
Quanta Services, Inc.	29	3,264

Construction Materials — 0.1%
Martin Marietta Materials, Inc.	13	4,393
Vulcan Materials Co.	27	4,625

		9,018

Consumer Finance — 0.7%
American Express Co.	133	22,218
Capital One Financial Corp.	92	14,892
Discover Financial Services	62	7,582
Synchrony Financial	117	5,739

		50,431

Containers & Packaging — 0.3%
Amcor plc	318	3,683
Avery Dennison Corp.	17	3,540
Ball Corp.	67	6,055
International Paper Co.	81	4,504
Packaging Corp. of America	20	2,691
Sealed Air Corp.	31	1,693
Westrock Co.	55	2,742

		24,908

Distributors — 0.1%
Genuine Parts Co.	30	3,578
LKQ Corp. *	56	2,804
Pool Corp.	8	3,591

		9,973

Diversified Financial Services — 1.4%
Berkshire Hathaway, Inc., Class B *	382	104,273

Diversified Telecommunication Services — 1.2%
AT&T, Inc.	1,472	39,746
Lumen Technologies, Inc. (a)	205	2,540
Verizon Communications, Inc.	853	46,085

		88,371

Electric Utilities — 1.6%
Alliant Energy Corp.	52	2,887
American Electric Power Co., Inc.	103	8,370
Duke Energy Corp.	159	15,474
Edison International	78	4,341
Entergy Corp.	41	4,113
Evergy, Inc.	47	2,939
Eversource Energy	71	5,791
Exelon Corp.	202	9,742
FirstEnergy Corp.	112	3,995
NextEra Energy, Inc.	404	31,746
NRG Energy, Inc.	50	2,060
Pinnacle West Capital Corp.	23	1,682
PPL Corp.	159	4,422
Southern Co. (The)	218	13,523
Xcel Energy, Inc.	111	6,936

		118,021

Electrical Equipment — 0.6%
AMETEK, Inc.	48	5,909
Eaton Corp. plc	82	12,267
Emerson Electric Co.	123	11,606
Generac Holdings, Inc. *	13	5,316
Rockwell Automation, Inc.	24	7,031

		42,129

Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp., Class A	123	9,028
CDW Corp.	28	5,158
Corning, Inc.	158	5,780
IPG Photonics Corp. *	7	1,170
Keysight Technologies, Inc. *	38	6,238
TE Connectivity Ltd.	68	9,276
Teledyne Technologies, Inc. *	10	4,127
Trimble, Inc. *	52	4,265
Zebra Technologies Corp., Class A *	11	5,673

		50,715

Energy Equipment & Services — 0.2%
Baker Hughes Co.	171	4,223
Halliburton Co.	184	3,968
Schlumberger NV	288	8,542

		16,733

Entertainment — 1.9%
Activision Blizzard, Inc.	160	12,404
Electronic Arts, Inc.	59	8,343
Live Nation Entertainment, Inc. *	27	2,475
Netflix, Inc. *	91	55,674
Take-Two Interactive Software, Inc. *	24	3,700
Walt Disney Co. (The) *	375	63,355

		145,951

Equity Real Estate Investment Trusts (REITs) — 2.5%
Alexandria Real Estate Equities, Inc.	29	5,460
American Tower Corp.	94	24,895
AvalonBay Communities, Inc.	29	6,378
Boston Properties, Inc.	29	3,173
Crown Castle International Corp.	89	15,438
Digital Realty Trust, Inc.	58	8,413
Duke Realty Corp.	78	3,733
Equinix, Inc.	18	14,615
Equity Residential	70	5,683
Essex Property Trust, Inc.	13	4,286
Extra Space Storage, Inc.	28	4,633
Federal Realty Investment Trust	14	1,702
Healthpeak Properties, Inc.	111	3,719
Host Hotels & Resorts, Inc. *	147	2,403

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Iron Mountain, Inc. (a)	60	2,592
Kimco Realty Corp.	126	2,624
Mid-America Apartment Communities, Inc.	24	4,465
Prologis, Inc.	152	19,110
Public Storage	31	9,335
Realty Income Corp.	80	5,205
Regency Centers Corp.	32	2,122
SBA Communications Corp.	23	7,464
Simon Property Group, Inc.	68	8,802
UDR, Inc.	58	3,047
Ventas, Inc.	81	4,477
Vornado Realty Trust	33	1,377
Welltower, Inc.	87	7,176
Weyerhaeuser Co.	155	5,497

		187,824

Food & Staples Retailing — 1.4%
Costco Wholesale Corp.	91	40,940
Kroger Co. (The)	140	5,666
Sysco Corp.	105	8,277
Walgreens Boots Alliance, Inc.	148	6,962
Walmart, Inc.	295	41,051

		102,896

Food Products — 0.9%
Archer-Daniels-Midland Co.	115	6,918
Campbell Soup Co. (a)	42	1,750
Conagra Brands, Inc. (a)	99	3,353
General Mills, Inc.	125	7,475
Hershey Co. (The)	30	5,073
Hormel Foods Corp.	58	2,382
JM Smucker Co. (The) (a)	22	2,680
Kellogg Co. (a)	53	3,368
Kraft Heinz Co. (The)	139	5,106
Lamb Weston Holdings, Inc.	30	1,836
McCormick & Co., Inc. (Non-Voting)	51	4,162
Mondelez International, Inc., Class A	288	16,760
Tyson Foods, Inc., Class A	61	4,796

		65,659

Gas Utilities — 0.0%(c)
Atmos Energy Corp.	27	2,378

Health Care Equipment & Supplies — 3.8%
Abbott Laboratories	365	43,161
ABIOMED, Inc. *	9	3,045
Align Technology, Inc. *	15	10,077
Baxter International, Inc.	103	8,287
Becton Dickinson and Co.	59	14,550
Boston Scientific Corp. *	293	12,733
Cooper Cos., Inc. (The)	10	4,195
Danaher Corp.	131	39,866
Dentsply Sirona, Inc.	45	2,615
Dexcom, Inc. *	20	10,904
Edwards Lifesciences Corp. *	128	14,544
Hologic, Inc. *	52	3,856
IDEXX Laboratories, Inc. *	18	10,904
Intuitive Surgical, Inc. *	25	24,362
Medtronic plc	277	34,719
ResMed, Inc.	30	7,904
STERIS plc	21	4,200
Stryker Corp.	69	18,241
Teleflex, Inc.	10	3,632
West Pharmaceutical Services, Inc.	15	6,473
Zimmer Biomet Holdings, Inc.	43	6,299

		284,567

Health Care Providers & Services — 2.5%
AmerisourceBergen Corp.	31	3,683
Anthem, Inc.	50	18,733
Cardinal Health, Inc.	60	2,958
Centene Corp. *	120	7,487
Cigna Corp.	70	14,030
CVS Health Corp.	272	23,079
DaVita, Inc. *	14	1,607
HCA Healthcare, Inc.	51	12,331
Henry Schein, Inc. *	29	2,193
Humana, Inc.	26	10,306
Laboratory Corp. of America Holdings *	20	5,609
McKesson Corp.	32	6,356
Quest Diagnostics, Inc.	25	3,659
UnitedHealth Group, Inc.	194	75,933
Universal Health Services, Inc., Class B	16	2,164

		190,128

Health Care Technology — 0.1%
Cerner Corp.	61	4,296

Hotels, Restaurants & Leisure — 2.1%
Booking Holdings, Inc. *	8	20,088
Caesars Entertainment, Inc. *	44	4,939
Carnival Corp. *	165	4,116
Chipotle Mexican Grill, Inc. *	6	10,523
Darden Restaurants, Inc. (a)	27	4,068
Domino’s Pizza, Inc.	8	3,623
Expedia Group, Inc. *	30	4,908
Hilton Worldwide Holdings, Inc. *	57	7,588
Las Vegas Sands Corp. *	71	2,593
Marriott International, Inc., Class A *	56	8,349
McDonald’s Corp.	154	37,110
MGM Resorts International	82	3,557
Norwegian Cruise Line Holdings Ltd. * (a)	76	2,037
Penn National Gaming, Inc. *	32	2,341
Royal Caribbean Cruises Ltd. *	46	4,109
Starbucks Corp.	243	26,806
Wynn Resorts Ltd. * (a)	22	1,839
Yum! Brands, Inc.	61	7,453

		156,047

Household Durables — 0.4%
DR Horton, Inc.	67	5,641
Garmin Ltd.	31	4,868
Leggett & Platt, Inc.	27	1,232
Lennar Corp., Class A	57	5,304
Mohawk Industries, Inc. *	12	2,044
Newell Brands, Inc.	78	1,728
NVR, Inc. *	1	3,322
PulteGroup, Inc.	53	2,456
Whirlpool Corp.	13	2,634

		29,229

Household Products — 1.3%
Church & Dwight Co., Inc.	51	4,179
Clorox Co. (The)	25	4,192
Colgate-Palmolive Co.	174	13,139

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Kimberly-Clark Corp.	69	9,192
Procter & Gamble Co. (The)	500	69,940

		100,642

Independent Power and Renewable Electricity Producers — 0.0% (c)
AES Corp. (The)	137	3,135

Industrial Conglomerates — 1.1%
3M Co.	119	20,920
General Electric Co.	226	23,308
Honeywell International, Inc.	142	30,204
Roper Technologies, Inc.	22	9,694

		84,126

Insurance — 1.9%
Aflac, Inc.	127	6,630
Allstate Corp. (The)	61	7,758
American International Group, Inc.	176	9,675
Aon plc, Class A	47	13,296
Arthur J Gallagher & Co.	43	6,334
Assurant, Inc.	12	1,912
Brown & Brown, Inc.	48	2,671
Chubb Ltd.	90	15,687
Cincinnati Financial Corp.	31	3,529
Everest Re Group Ltd.	8	2,061
Globe Life, Inc.	19	1,717
Hartford Financial Services Group, Inc. (The)	72	5,027
Lincoln National Corp.	36	2,503
Loews Corp.	42	2,259
Marsh & McLennan Cos., Inc.	104	15,812
MetLife, Inc.	150	9,266
Principal Financial Group, Inc.	51	3,313
Progressive Corp. (The)	121	10,901
Prudential Financial, Inc.	80	8,386
Travelers Cos., Inc. (The)	51	7,816
Willis Towers Watson plc	27	6,182
WR Berkley Corp.	29	2,115

		144,850

Interactive Media & Services — 6.7%
Alphabet, Inc., Class A *	62	165,900
Alphabet, Inc., Class C *	58	154,769
Facebook, Inc., Class A *	491	166,740
Match Group, Inc. *	57	8,956
Twitter, Inc. *	164	9,932

		506,297

Internet & Direct Marketing Retail — 4.1%
Amazon.com, Inc. *	90	294,875
eBay, Inc.	134	9,334
Etsy, Inc. *	26	5,425

		309,634

IT Services — 4.9%
Accenture plc, Class A	131	41,812
Akamai Technologies, Inc. *	34	3,510
Automatic Data Processing, Inc.	87	17,432
Broadridge Financial Solutions, Inc.	24	3,990
Cognizant Technology Solutions Corp., Class A	108	8,039
DXC Technology Co. *	52	1,745
Fidelity National Information Services, Inc.	127	15,490
Fiserv, Inc. *	123	13,327
FleetCor Technologies, Inc. *	17	4,448
Gartner, Inc. *	17	5,239
Global Payments, Inc.	61	9,540
International Business Machines Corp.	185	25,664
Jack Henry & Associates, Inc. (a)	15	2,512
Mastercard, Inc., Class A	180	62,424
Paychex, Inc.	66	7,422
PayPal Holdings, Inc. *	242	63,015
VeriSign, Inc. *	20	4,112
Visa, Inc., Class A	348	77,476
Western Union Co. (The)	84	1,693

		368,890

Leisure Products — 0.0% (c)
Hasbro, Inc.	27	2,380

Life Sciences Tools & Services — 1.4%
Agilent Technologies, Inc.	63	9,852
Bio-Rad Laboratories, Inc., Class A *	4	3,305
Bio-Techne Corp.	8	3,884
Charles River Laboratories International, Inc. *	10	4,286
Illumina, Inc. *	30	12,263
IQVIA Holdings, Inc. *	39	9,460
Mettler-Toledo International, Inc. *	5	6,562
PerkinElmer, Inc.	23	4,004
Thermo Fisher Scientific, Inc.	81	46,324
Waters Corp. *	13	4,519

		104,459

Machinery — 1.5%
Caterpillar, Inc.	113	21,661
Cummins, Inc.	30	6,646
Deere & Co.	59	19,603
Dover Corp.	30	4,614
Fortive Corp.	74	5,213
IDEX Corp.	16	3,241
Illinois Tool Works, Inc.	59	12,206
Ingersoll Rand, Inc. *	84	4,209
Otis Worldwide Corp.	88	7,237
PACCAR, Inc.	72	5,647
Parker-Hannifin Corp.	27	7,437
Pentair plc	34	2,483
Snap-on, Inc.	11	2,324
Stanley Black & Decker, Inc.	34	5,888
Westinghouse Air Brake Technologies Corp.	39	3,359
Xylem, Inc.	37	4,592

		116,360

Media — 1.2%
Charter Communications, Inc., Class A *	26	19,019
Comcast Corp., Class A	944	52,798
Discovery, Inc., Class A * (a)	35	884
Discovery, Inc., Class C * (a)	63	1,519
DISH Network Corp., Class A *	51	2,230
Fox Corp., Class A	67	2,673
Fox Corp., Class B	31	1,135
Interpublic Group of Cos., Inc. (The)	81	2,975
News Corp., Class A	81	1,897
News Corp., Class B	25	583
Omnicom Group, Inc.	44	3,202
ViacomCBS, Inc.	125	4,933

		93,848

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Metals & Mining — 0.3%
Freeport-McMoRan, Inc.	303	9,842
Newmont Corp.	165	8,943
Nucor Corp.	61	5,962

		24,747

Multiline Retail — 0.5%
Dollar General Corp.	49	10,327
Dollar Tree, Inc. *	48	4,576
Target Corp.	102	23,326

		38,229

Multi-Utilities — 0.7%
Ameren Corp.	53	4,293
CenterPoint Energy, Inc. (a)	122	3,006
CMS Energy Corp.	60	3,566
Consolidated Edison, Inc.	73	5,287
Dominion Energy, Inc.	167	12,166
DTE Energy Co.	40	4,461
NiSource, Inc.	81	1,960
Public Service Enterprise Group, Inc.	104	6,346
Sempra Energy	66	8,325
WEC Energy Group, Inc.	65	5,734

		55,144

Oil, Gas & Consumable Fuels — 2.5%
APA Corp.	78	1,670
Cabot Oil & Gas Corp. (a)	82	1,792
Chevron Corp.	399	40,435
ConocoPhillips	276	18,703
Devon Energy Corp.	130	4,608
Diamondback Energy, Inc.	35	3,321
EOG Resources, Inc.	120	9,659
Exxon Mobil Corp.	873	51,323
Hess Corp.	57	4,437
Kinder Morgan, Inc.	402	6,721
Marathon Oil Corp.	162	2,221
Marathon Petroleum Corp.	132	8,130
Occidental Petroleum Corp.	183	5,408
ONEOK, Inc.	92	5,326
Phillips 66	90	6,321
Pioneer Natural Resources Co.	47	7,786
Valero Energy Corp.	84	5,946
Williams Cos., Inc. (The)	250	6,495

		190,302

Personal Products — 0.2%
Estee Lauder Cos., Inc. (The), Class A	48	14,335

Pharmaceuticals — 3.6%
Bristol-Myers Squibb Co.	458	27,098
Catalent, Inc. *	35	4,672
Eli Lilly & Co.	164	37,807
Johnson & Johnson	543	87,621
Merck & Co., Inc.	522	39,186
Organon & Co.	52	1,713
Pfizer, Inc.	1,156	49,699
Viatris, Inc.	249	3,377
Zoetis, Inc.	98	18,963

		270,136

Professional Services — 0.4%
Equifax, Inc.	25	6,363
IHS Markit Ltd.	82	9,581
Jacobs Engineering Group, Inc.	27	3,559
Leidos Holdings, Inc.	29	2,805
Nielsen Holdings plc	74	1,419
Robert Half International, Inc.	23	2,315
Verisk Analytics, Inc.	33	6,660

		32,702

Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A *	69	6,737

Road & Rail — 0.9%
CSX Corp.	465	13,819
JB Hunt Transport Services, Inc.	17	2,900
Kansas City Southern	19	5,074
Norfolk Southern Corp.	51	12,178
Old Dominion Freight Line, Inc.	19	5,529
Union Pacific Corp.	134	26,343

		65,843

Semiconductors & Semiconductor Equipment — 5.5%
Advanced Micro Devices, Inc. *	250	25,724
Analog Devices, Inc.	111	18,567
Applied Materials, Inc.	188	24,249
Broadcom, Inc.	85	41,003
Enphase Energy, Inc. *	28	4,161
Intel Corp.	836	44,549
KLA Corp.	31	10,530
Lam Research Corp.	29	16,715
Microchip Technology, Inc.	56	8,669
Micron Technology, Inc.	232	16,468
Monolithic Power Systems, Inc.	9	4,312
NVIDIA Corp.	514	106,395
NXP Semiconductors NV (China)	55	10,703
Qorvo, Inc. *	23	3,830
QUALCOMM, Inc.	232	29,985
Skyworks Solutions, Inc.	34	5,608
Teradyne, Inc.	34	3,712
Texas Instruments, Inc.	190	36,572
Xilinx, Inc.	51	7,701

		419,453

Software — 9.1%
Adobe, Inc. *	98	56,527
ANSYS, Inc. *	18	6,122
Autodesk, Inc. *(a)	45	12,931
Cadence Design Systems, Inc. *	57	8,639
Ceridian HCM Holding, Inc. *	28	3,130
Citrix Systems, Inc.	26	2,749
Fortinet, Inc. *	28	8,159
Intuit, Inc.	56	30,384
Microsoft Corp.	1,549	436,636
NortonLifeLock, Inc.	120	3,031
Oracle Corp.	339	29,581
Paycom Software, Inc. *	10	4,911
PTC, Inc. *	22	2,608
salesforce.com, Inc. *	200	54,306
ServiceNow, Inc. *	41	25,406
Synopsys, Inc. *	31	9,415
Tyler Technologies, Inc. *	8	3,861

		698,396

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Specialty Retail — 2.2%
Advance Auto Parts, Inc.	13	2,817
AutoZone, Inc. *	4	7,539
Bath & Body Works, Inc.	55	3,439
Best Buy Co., Inc.	46	4,911
CarMax, Inc.*	34	4,297
Gap, Inc. (The)	44	1,007
Home Depot, Inc. (The)	219	71,933
Lowe’s Cos., Inc.	146	29,554
O’Reilly Automotive, Inc. *	14	8,684
Ross Stores, Inc.	74	8,012
TJX Cos., Inc. (The)	249	16,406
Tractor Supply Co.	24	4,775
Ulta Beauty, Inc. *	11	4,073

		167,447

Technology Hardware, Storage & Peripherals — 6.3%
Apple, Inc.	3,236	457,960
Hewlett Packard Enterprise Co.	269	3,835
HP, Inc.	248	6,774
NetApp, Inc.	46	4,144
Seagate Technology Holdings plc	43	3,561
Western Digital Corp. *	63	3,565

		479,839

Textiles, Apparel & Luxury Goods — 0.7%
Hanesbrands, Inc.	72	1,235
NIKE, Inc., Class B	263	38,254
PVH Corp. *	15	1,512
Ralph Lauren Corp.	10	1,113
Tapestry, Inc.	57	2,128
Under Armour, Inc., Class A *	39	785
Under Armour, Inc., Class C *	43	753
VF Corp.	67	4,499

		50,279

Tobacco — 0.6%
Altria Group, Inc.	380	17,300
Philip Morris International, Inc.	321	30,448

		47,748

Trading Companies & Distributors — 0.2%
Fastenal Co.	118	6,113
United Rentals, Inc. *	15	5,236
WW Grainger, Inc.	9	3,543

		14,892

Water Utilities — 0.1%
American Water Works Co., Inc.	37	6,323

Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc.*	121	15,444

TOTAL COMMON STOCKS (Cost $3,622,026)		7,530,448

SHORT-TERM INVESTMENTS — 0.9%
INVESTMENT COMPANIES — 0.6%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.01% (d) (e) (Cost $41,154)	41,154	41,154

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 0.3%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.08% (d) (e)	20,407	20,407
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (d) (e)	3,103	3,103

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $23,510)		23,510

TOTAL SHORT-TERM INVESTMENTS (Cost $64,664)		64,664

Total Investments — 100.3% (Cost $3,686,690)		7,595,112
Liabilities in Excess of Other Assets — (0.3)%		(19,603)

Net Assets — 100.0%		7,575,509

Percentages indicated are based on net assets.

(a)	The security or a portion of this security is on loan at September 30, 2021. The total value of securities on loan at September 30, 2021 is $22,113.
(b)	Investment in affiliate. This security is included in an index in which the Fund, as an index fund, tracks.
(c)	Amount rounds to less than 0.1% of net assets.
(d)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of September 30, 2021.
*	Non-income producing security.

Futures contracts outstanding as of September 30, 2021 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	210	12/2021	USD	45,176	(1,418)

Abbreviations

USD	United States Dollar

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments – Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities(a)	$7,595,112	$—	$—	$7,595,112

Depreciation in Other Financial Instruments
Futures Contracts(a)	$(1,418)	$—	$—	$(1,418)

(a)	Please refer to the SOI for specifics of portfolio holdings.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below.

	For the period ended September 30, 2021
Security Description	Value at June 30, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2021	Shares at September 30, 2021	Dividend Income		Capital Gain Distributions
JPMorgan Chase & Co.(a)	$85,747	$11,478	$1,351	$(25)	$4,960	$100,809	616	$496		$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.08%(b)(c)	25,407	140,000	145,000	(2)	2	20,407	20,407	8		—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(b)(c)	4,179	62,536	63,612	—	—	3,103	3,103	—	(d)	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.01%(b)(c)	26,043	893,990	878,879	—	—	41,154	41,154	1		—

Total	$141,376	$1,108,004	$1,088,842	$(27)	$4,962	$165,473		$505		$—

(a)	Investment in affiliate. This security is included in an index in which the Fund, as an index fund, tracks.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of September 30, 2021.
(d)	Amount rounds to less than one thousand.